12. Share-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share based compensation	$ 2,594,113	$ 1,513,238
Incremental compensation expense	$ 25,008
FDS Pharma [Member]
Stock granted for services, shares		3,244,784
Stock granted for services, value		$ 812,000
Employee Stock Options [Member]
Options granted	16,300,000	1,080,000
Weighted average grant date fair value	$ .28	$ .23
Options exercised	0	1,984,080
Proceeds from exercise of stock options	$ 0	$ 101,933
Options vested	5,330,000	680,000
Fair value of options vested	$ 1,391,450	$ 115,864
Unrecognized compensation expense	$ 2,931,117
Unrecognized compensation expense recognition period	2 years
Non Employee Stock Options [Member]
Options granted	1,000,000	480,000
Weighted average grant date fair value	$ .40	$ .23
Options exercised	0	0
Options vested	590,000	260,000
Fair value of options vested	$ 195,575	$ 62,121
Unrecognized compensation expense	$ 263,778
Unrecognized compensation expense recognition period	1 year 6 months
Common Stock Awards [Member]
Stock granted for services, shares	1,135,280	187,406
Stock granted for services, value	$ 392,661	$ 102,000
JSOP [Member]
Share based compensation	$ 0	$ 344,905
JSOP awards outstanding	10,688,194	10,688,194